Risks and Uncertainties	12 Months Ended
Sep. 30, 2025
EBP 002
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties	Risks and Uncertainties
The Plan invests in various investments which are exposed to certain risks, such as interest rate, market, and credit risks.  Due to the level of risk associated with certain investments, it is possible that changes in the value of investments will occur in the near-term and that such changes could materially affect participants' account balances and the amounts reported in the accompanying statements of net assets available for benefits and supplemental schedule.